Shareholders' equity - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common shares [member]
Disclosure of classes of share capital [line items]
Number of authorized common shares	An unlimited number of Common Shares.
Number of shares issued	507,316,031	504,340,988	502,763,763
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of authorized preferred shares	90,000,000
Number of authorized common shares	Shares issuable in one or more series.
Number of shares issued	0
Number of shares outstanding	0